Restoration provision and other liabilities (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Restoration provision	$ 18,026		$ 20,122
Rehabilitation costs	$ 21,499	€ 11,472	$ 23,694	€ 13,363
Inflation rate	2.00%	2.00%	2.00%	2.00%
Discount rate	3.48%		0.35%		3.48%	0.35%
Daytal resources spain SL [member]
IfrsStatementLineItems [Line Items]
Restoration provision	$ 942		$ 1,008
Rehabilitation costs	$ 1,282		$ 982
Inflation rate	2.00%	2.00%	2.00%	2.00%
Discount rate	5.50%		5.50%		5.50%	5.50%
Restoration provision	$ 294		$ 294		€ 180	€ 180
Sangdong mine [member]
IfrsStatementLineItems [Line Items]
Restoration provision	3,436		3,161
Gentung tungsten project [member]
IfrsStatementLineItems [Line Items]
Restoration provision	250
Almonty korean tungsten corporation [member]
IfrsStatementLineItems [Line Items]
Other long term liabilities	$ 661		$ 575